Goodwill and Intangible Assets, net Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,236	$ 1,470	$ 1,457
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	17 years 3 months 18 days
Amortization expense	990	909
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	11 years 7 months 6 days
Amortization expense	896	552
Supply agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	13 years
Amortization expense	$ 350	$ 9